UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-08939
                                     ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)


622 Third Avenue, 32nd Floor, New York NY                               10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)


     W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
     -----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: January 31, 2005
                          ----------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:

                                    [graphic]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2005
                                   (UNAUDITED)

                     PRINCIPAL                                                                          % OF
                     AMOUNT (+)        ISSUES                                               VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------

BONDS - 4.65%
Foreign Government Obligations
(New Zealand Dollar)+    36,170,000    New Zealand T-Bill, 6.36%+, due 03/09/05      $ 25,562,511
                         36,390,000    New Zealand T-Bill, 6.38%+, due 04/13/05        25,562,593
                         72,060,000    New Zealand T-Bill, 6.39%+, due 05/11/05        50,375,192
(Great Britain Pounds)+  13,300,000    United Kingdom T-Bill, 4.69%+, due 02/14/05     25,043,693
                         13,400,000    United Kingdom T-Bill, 4.66%+, due 03/14/05     25,142,797
                         13,400,000    United Kingdom T-Bill, 4.66%+, due 04/11/05     25,053,933
                         13,500,000    United Kingdom T-Bill, 4.69%+, due 07/11/05     24,951,024
                                                                                     ------------
                                                                                      201,691,743      4.65%
                                                                                     ------------
                                       TOTAL BONDS
                                       (Cost $201,444,165)                            201,691,743
                                                                                     ------------
------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.58%
Energy & Utilities       17,500,000    Mirant Corporation (364 Day Revolver)(a)(b)*    12,600,000      0.29%
                                                                                      -----------
Insurance Services        5,715,390    Safelite Glass Term A Note (b)                   4,800,927
Companies                 9,192,099    Safelite Glass Term B Note (b)                   7,721,364
                                                                                      -----------
                                                                                       12,522,291      0.29%
                                                                                      -----------
                                       TOTAL BANK DEBT
                                       (Cost $20,669,449)                              25,122,291
                                                                                      -----------
------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 9.42%
Aerospace/Defense        28,307,000    Kellstrom Industries, Inc. 5.75%,
                                       due 10/15/02 (a) (b) *                             639,317
                         45,384,000    Kellstrom Industries, Inc. 5.50%,
                                       due 06/15/03 (a) (b) *                           1,025,003
                                                                                      -----------
                                                                                        1,664,320      0.04%
                                                                                      -----------
Building & Construction  78,559,000    USG Corp. 9.25%, due 09/15/01 (a) (b) *        104,310,640
                         85,535,000    USG Corp. 8.50%, due 08/01/05 (a) *            111,623,175
                            555,000    USG Corp. Muni East Chicago Solid Waste
                                       Disposal 5.50%, due 09/01/28 (a) *                 654,711


                                                     [graphic]


                                                THIRD AVENUE TRUST
                                              THIRD AVENUE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                     PRINCIPAL                                                                                             % OF
                     AMOUNT ($)     ISSUES                                                                  VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Building & Construction  3,755,000  USG Corp. Muni East Chicago Solid Waste
(continued)                         Disposal 6.375%, due 08/01/29 (a) *                                 $ 4,385,540
                        17,460,000  USG Corp. Muni Pennsylvania Economic Dev. 6.00%,
                                    due 06/01/31 (a) *                                                   20,567,007
                        26,040,000  USG Corp. Muni Ohio Solid Waste Disposal 5.60%,
                                    due 08/01/32 (a) *                                                   30,854,796
                        18,930,000  USG Corp. Muni Ohio Solid Waste Disposal 5.65%,
                                    due 03/01/33 (a) *                                                   22,430,725
                         4,210,000  USG Corp. Muni Ohio Solid Waste Disposal 6.05%,
                                    due 08/01/34 (a) *                                                    4,917,112
                                                                                                        -----------
                                                                                                        299,743,706       6.91%
                                                                                                        -----------
Consumer Products       64,300,000  Home Products International, Inc. 9.625%,
                                    due 05/15/08                                                         58,995,250       1.36%
                                                                                                        -----------
Energy & Utilities      10,000,000  Mirant Americas Generation LLC 8.50%,
                                    due 10/01/21 (a) *                                                   10,500,000       0.24%
                                                                                                        -----------
Finance                    375,000  CIT Group, Inc., 6.625%, due 06/15/05                                   380,186       0.01%
                                                                                                        -----------
Hard Goods Retail       18,233,539  Hechinger Co. 6.95%, due 10/15/03 (a) (b) *                               1,676
                        14,410,096  Hechinger Co. 9.45%, due 11/15/12 (a) (b) *                               1,457
                                                                                                        -----------
                                                                                                              3,133       0.00%
                                                                                                        -----------
Letter of Credit        20,650,000  Covanta Energy Corp., due 04/01/05 (b) (e)                           20,650,000       0.47%
                                                                                                        -----------
Retail                  92,249,625  Kmart Escrow Notes (a) (b) (d)                                               --
                        86,205,118  Kmart Holding Corp. Trade Claims (a) (b)                             16,804,990
                                                                                                        -----------
                                                                                                         16,804,990       0.39%
                                                                                                        -----------
Textiles               50,000,000   Westpoint Stevens, Inc. 7.875%, due 06/15/05 (a)*                       187,500       0.00%
                                                                                                        -----------
                                    TOTAL CORPORATE DEBT INSTRUMENTS
                                    (Cost $301,854,584)                                                 408,929,085
                                                                                                        -----------

                     SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.67%
Financial Insurance           259  ACA Capital Holdings, Inc. Convertible (a) (b) (c)                    14,715,824
                              103  ACA Capital Holdings, Inc. Senior Convertible (a) (b) (c)              5,881,448

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                              THIRD AVENUE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                                                                                                                            % OF
                             SHARES      ISSUES                                                             VALUE        NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (CONTINUED)

Financial Insurance          133,783     ACA Capital Holdings, Inc. Series B Convertible (a) (b) (c)     $8,333,333
(continued)                6,045,667     CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                         --
                                                                                                        -----------
                                                                                                         28,930,605       0.67%
                                                                                                        -----------
Insurance & Reinsurance        4,775     Ecclesiastical Insurance, 8.625% (United Kingdom)                   10,830
                           1,022,245     RS Holdings Convertible Class A (a) (b)                                 --
                                                                                                        -----------
                                                                                                             10,830       0.00%
                                         TOTAL PREFERRED STOCK                                          -----------
                                         (Cost $36,814,423)                                              28,941,435
                                                                                                        -----------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 71.39%
Annuities & Mutual Fund    1,451,598     Legg Mason, Inc.                                               112,106,914
Management & Sales           489,900     Nuveen Investments Class A                                      18,175,290
                             139,212     Westwood Holdings Group, Inc.                                    2,645,028
                                                                                                        -----------
                                                                                                        132,927,232       3.06%
                                                                                                        -----------
Assisted Living Facilities 1,567,118     CareMatrix Corp. (a) (b)                                                --       0.00%
                                                                                                        -----------
Computerized Securities    1,715,256     Instinet Group, Inc. (a)                                        10,565,977
Trading                      132,800     Investment Technology Group, Inc. (a)                            2,644,048
                                                                                                        -----------
                                                                                                         13,210,025       0.30%
                                                                                                        -----------
Computers, Networks          100,000     3Com Corp. (a)                                                     367,000       0.01%
& Software                                                                                              -----------

Consumer Products             47,250     JAKKS Pacific, Inc. (a)                                          1,030,995       0.02%
                                                                                                        -----------
Depository Institutions      106,000     Astoria Financial Corp.                                          3,989,840
                             835,000     BankAtlantic Bancorp, Inc. Class A                              16,048,700
                              69,566     Banknorth Group, Inc.                                            2,494,637
                             529,600     Brookline Bancorp, Inc.                                          8,468,304
                             218,500     Carver Bancorp, Inc. (c)                                         4,282,600
                             250,787     Citigroup, Inc. Litigation Tracking Warrants (a)                   371,165
                              61,543     Commercial Federal Corp.                                         1,728,127
                           5,080,100     Liu Chong Hing Bank, Ltd. (Hong Kong)                            7,620,248


                                                     [graphic]

                                                THIRD AVENUE TRUST
                                              THIRD AVENUE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                                                                                                                           % OF
                             SHARES    ISSUES                                                               VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)

Depository Institutions      45,210      Tompkins Trustco, Inc.                                        $  2,396,130
(continued)                 390,800      Woronoco Bancorp, Inc. (c)                                      13,795,240
                                                                                                       ------------
                                                                                                         61,194,991       1.41%
                                                                                                       ------------
Electronics Components    2,496,500      American Power Conversion Corp.                                 53,100,555
                          7,380,700      AVX Corp.                                                       85,616,120
                                                                                                       ------------
                                                                                                        138,716,675       3.20%
                                                                                                       ------------
Financial Insurance         300,000      Ambac Financial Group, Inc.                                     23,064,000
                            118,812      ACA Capital Holdings, Inc. (a) (b) (c)                           4,166,733
                          1,777,409      MBIA, Inc.                                                     106,182,414
                          1,576,580      Radian Group, Inc.                                              75,581,245
                                                                                                       ------------
                                                                                                        208,994,392       4.82%
                                                                                                       ------------
Financial Services          250,000      CIT Group, Inc.                                                 10,092,500       0.23%
                                                                                                       ------------
Holding Companies         3,587,350      Brascan Corp. Class A (Canada)                                 122,149,268
                             83,370      Capital Southwest Corp.                                          6,569,556
                          2,082,800      Guoco Group, Ltd. (Hong Kong) [double dagger]                   21,028,539
                         10,000,000      Hutchison Whampoa, Ltd. (Hong Kong)                             91,026,808
                          6,175,000      Investor AB Class A (Sweden)                                    76,230,203
                              7,185      Pargesa Holding AG (Switzerland)                                25,142,966
                         11,105,000      Toyota Industries Corp. (Japan)                                268,890,097
                                                                                                       ------------
                                                                                                        611,037,437      14.08%
                                                                                                       ------------
Housing Development         208,750      Levitt Corp. Class A (a)                                         6,137,250       0.14%
                                                                                                       ------------
Industrial & Agricultural   594,300      Alamo Group, Inc. (c)                                           15,606,318
Equipment                   299,300      Lindsay Manufacturing Co.                                        6,800,096
                            360,100      Mestek, Inc. (a)                                                 8,077,043
                            480,500      Standex International Corp.                                     13,848,010
                                                                                                       ------------
                                                                                                         44,331,467       1.02%
                                                                                                       ------------
Insurance & Reinsurance      87,035      ACE Ltd. (Cayman Islands)                                        3,777,319
                            200,678      ACMAT Corp. Class A (a) (c)                                      2,543,594
                            432,300      Arch Capital Group, Ltd. (a) (Bermuda)                          15,878,379

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                              THIRD AVENUE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                                                                                                                            % OF
                              SHARES     ISSUES                                                             VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Insurance & Reinsurance      118,449     ESG Re, Ltd. (a) (Bermuda)                                    $     17,175
(continued)                   15,675     ESG Re, Ltd. Warrants (a) (b) (Bermuda)                                  1
                             480,000     Montpelier RE Holdings, Ltd. (Bermuda)                          17,976,000
                             127,500     Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                     22,417,050
                              32,089     RS Holdings Class A (a) (b)                                             --
                             295,217     Trenwick Group, Ltd. (Bermuda)                                       1,919
                              58,300     White Mountains Insurance Group, Ltd. (Bermuda)                 34,455,300
                                                                                                       ------------
                                                                                                         97,066,737       2.24%
                                                                                                       ------------
Insurance Services           940,131     Safelite Glass Corp. (a) (b)                                     3,760,524
Companies                     63,460     Safelite Realty Corp. (b)                                          585,736
                                                                                                       ------------
                                                                                                          4,346,260       0.10%
                                                                                                       ------------
Life Insurance             2,009,900     The Phoenix Companies, Inc.                                     26,269,393       0.61%
                                                                                                       ------------
Medical Supplies             342,300     Datascope Corp.                                                 13,534,542
& Services                 1,000,000     Sankyo Co., Ltd. (Japan)                                        22,280,218
                             363,000     St. Jude Medical, Inc. (a)                                      14,258,640
                                                                                                       ------------
                                                                                                         50,073,400       1.15%
                                                                                                       ------------
Non-Life                   9,159,100     Aioi Insurance Co., Ltd. (Japan)                                41,964,269
Insurance-Japan            2,116,200     Millea Holdings, Inc. ADR (Japan)                              146,631,498
                          10,857,140     Mitsui Sumitomo Insurance Co., Ltd. (Japan)                     95,395,488
                           4,420,560     Sompo Japan Insurance, Inc. (Japan)                             43,412,971
                                                                                                       ------------
                                                                                                        327,404,226       7.54%
                                                                                                       ------------
Oil & Gas                    313,400     EnCana Corp. (Canada)                                           18,518,806
Production & Services      1,000,000     Nabors Industries, Ltd. (a) (Bermuda)                           50,400,000
                           1,000,000     Suncor Energy, Inc. (Canada)                                    32,000,000
                                                                                                       ------------
                                                                                                        100,918,806       2.33%
                                                                                                       ------------
Pharmaceutical Services    1,308,740     Innovative Clinical Solutions, Ltd. (a) (c)                          5,889
                             598,000     PAREXEL International Corp. (a)                                 14,184,560
                             637,500     Pharmaceutical Product Development, Inc. (a)                    26,424,375
                                                                                                       ------------
                                                                                                         40,614,824       0.94%
                                                                                                       ------------

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                              THIRD AVENUE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                                                                                                                            % OF
                              SHARES   ISSUES                                                               VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate                1,387,200   Alexander & Baldwin, Inc.                                       $ 63,811,200
                             166,000   Alico, Inc. (a)                                                    9,545,000
                             959,000   Burnham Pacific Properties, Inc. (a)                                 112,683
                           1,134,196   Catellus Development Corp.                                        30,419,137
                              31,000   Consolidated-Tomoka Land Co.                                       1,433,750
                           1,352,836   CRT Properties, Inc. (c)                                          31,061,115
                           1,766,514   Forest City Enterprises, Inc. Class A                            102,387,151
                              11,250   Forest City Enterprises, Inc. Class B                                657,900
                              47,348   Homefed Corp. (a)                                                  2,544,955
                              14,600   LNR Property Corp.                                                   919,800
                                 846   Public Storage, Inc.                                                  44,423
                           3,420,106   Tejon Ranch Co. (a) (c)                                          147,953,786
                           2,838,500   The St. Joe Co.                                                  195,288,800
                           2,150,000   Trammell Crow Co. (a) (c)                                         36,421,000
                                                                                                       ------------
                                                                                                        622,600,700      14.34%
                                                                                                       ------------
Retail                     2,217,294   Frank's Nursery & Crafts, Inc. (a) (c)                             1,662,970
                             654,897   Kmart Holding Corp. (a)                                           61,678,199
                           2,250,000   Kmart Holding Corp. (a) (b)                                      201,309,750
                                                                                                       ------------
                                                                                                        264,650,919       6.10%
                                                                                                       ------------
Security Brokers, Dealers    447,200   Jefferies Group, Inc.                                             17,440,800
& Flotation Companies      1,629,375   Raymond James Financial, Inc.                                     50,787,619
                                                                                                       ------------
                                                                                                         68,228,419       1.57%
                                                                                                       ------------
Semiconductor                700,000   Applied Materials, Inc. (a)                                       11,130,000       0.26%
Equipment Manufacturers                                                                                ------------

Small-Cap Technology         247,200   Planar Systems, Inc. (a)                                           2,242,104       0.05%
                                                                                                       ------------
Steel & Specialty Steel      445,714   Haynes International, Inc. (a) (b)                                 7,911,423
                           1,000,000   POSCO ADR (South Korea)                                           45,000,000
                                                                                                       ------------
                                                                                                         52,911,423       1.22%
                                                                                                       ------------

                                       6

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                              THIRD AVENUE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                                                                                                                         % OF
                              SHARES     ISSUES                                                         VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Telecommunications         1,250,000     Comverse Technology, Inc. (a)                               $   27,937,500
                           2,008,200     Tellabs, Inc. (a)                                               14,298,384
                                                                                                     --------------
                                                                                                         42,235,884       0.97%
                                                                                                     --------------
Title Insurance            1,000,000     First American Corp.                                            36,980,000
                             479,800     Stewart Information Services Corp.                              19,340,738
                                                                                                     --------------
                                                                                                         56,320,738       1.30%
                                                                                                     --------------
Transportation                55,032     Florida East Coast Industries, Inc.                              2,369,678       0.05%
                                                                                                     --------------
Utilities, Utility Service 4,535,622     Danielson Holding Corp. (a) (b) (c)                             37,056,032
Companies & Waste          4,847,600     Quanta Services, Inc. (a)                                       36,260,048
Management                   400,000     TXU Corp.                                                       27,680,000
                                                                                                     --------------
                                                                                                        100,996,080       2.33%
                                                                                                     --------------
                                         TOTAL COMMON STOCKS AND WARRANTS
                                         (Cost $1,597,550,889)                                        3,098,419,555
                                                                                                     --------------
                          INVESTMENT
                          AMOUNT ($)     ISSUES
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.04%
Insurance & Reinsurance    2,202,000     ESG Partners, LP (a) (b) (Bermuda)                                      --
                           3,264,756     Head Insurance Investors, LP (a) (b)                               815,960
                           1,805,000     Insurance Partners II Equity Fund, LP (a) (b)                    1,123,774
                                                                                                     --------------
                                                                                                          1,939,734       0.04%
                                                                                                     --------------
                                         TOTAL LIMITED PARTNERSHIPS
                                         (Cost $6,743,969)                                                1,939,734
                                                                                                     --------------

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.18%
Call Option                              Kmart Holding Corp., Strike $13, expires 05/06/05 (b)            7,974,791       0.18%
                                         (option to purchase 103,279 shares of Kmart                 --------------
                                         Holding Corp.)
                                         TOTAL OTHER INVESTMENTS
                                         (Cost $0)                                                        7,974,791
                                                                                                     --------------

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                              THIRD AVENUE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                          PRINCIPAL                                                                                         % OF
                          AMOUNT ($)     ISSUES                                                             VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 12.60%
Repurchase Agreements    247,367,333     Bear Stearns 2.45%, dated 01/31/05, due 02/01/05 (f)        $  247,367,333       5.70%
                                                                                                     --------------
U.S. Treasury Bills      150,000,000     U.S. Treasury Bill 2.16%[dagger], due 02/24/05                 149,796,039
                         150,000,000     U.S. Treasury Bill 2.25%[dagger], due 03/24/05 (g)             149,530,557
                                                                                                     --------------
                                                                                                        299,326,596       6.90%
                                                                                                     --------------
                                         TOTAL SHORT TERM INVESTMENTS
                                         (Cost $546,693,929)                                            546,693,929
                                                                                                     --------------
                                         TOTAL INVESTMENT PORTFOLIO - 99.53%
                                         (Cost $2,711,771,408)                                        4,319,712,563
                                                                                                     --------------
                                         OTHER ASSETS LESS LIABILITIES - 0.47%                           20,498,064
                                                                                                     --------------
                                         NET ASSETS - 100.00%                                        $4,340,210,627
                                         (Applicable to 85,013,521                                   ==============
                                         shares outstanding)

                                         NET ASSET VALUE PER SHARE                                           $51.05
                                                                                                             ======

 Notes:

(a) Non-income producing securities.
(b) Restricted / fair valued securities.
(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Security in part on loan.
(e) Letter of Credit collateralized by:
    Bank One Certificate of Deposit, 1.79%, due 01/31/05.
(f) Repurchase agreement collateralized by:
    U.S. Treasury Inflation-Indexed Bonds, par value $72,105,000, matures 01/15/07, value $91,337,524.
    U.S. Treasury Strips, par value $100,000,000, matures 11/15/26, value $35,230,000.
    U.S. Treasury Strips, par value $100,000,000, matures 11/15/27, value $33,657,000.
    U.S. Treasury Strips, par value $100,000,000, matures 08/15/28, value $32,570,000.
    U.S. Treasury Strips, par value $204,720,000, matures 05/15/30, value $61,747,646.
(g) Portion segregated for future fund commitments.
+   Denominated in US Dollars unless otherwise noted.
*   Issuer in default.
[dagger]          Annualized yield at date of purchase.
[double dagger]   Incorporated in Bermuda.
ADR: American Depository Receipt.



Country Concentration
                 % of
              Net Assets
              ----------
United States      67.17
Japan              14.25
Canada              3.98
Bermuda             3.25
Hong Kong           2.76
New Zealand         2.34
United Kingdom      2.31
Sweden              1.76
South Korea         1.04
Switzerland         0.58
Cayman Islands      0.09
                 -------
Total              99.53
                 =======

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                         THIRD AVENUE SMALL-CAP VALUE FUND
                                             PORTFOLIO OF INVESTMENTS
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                           PRINCIPAL                                                                                     % OF
                           AMOUNT ($)    ISSUES                                                         VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.03%
Technology                 4,942,604     Insilco Technologies Bank Debt (a) (b)                     $      363,723       0.03%
                                                                                                    --------------
                                         TOTAL BANK DEBT
                                         (Cost $0)                                                         363,723
                                                                                                    --------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 7.63%
U.S. Treasury Notes       15,000,000     U.S. Treasury Note 1.125%, due 06/30/05                        14,913,870
                          75,000,000     U.S. Treasury Note 1.875%, due 01/31/06                        74,226,600
                                                                                                    --------------
                                                                                                        89,140,470       7.63%
                                                                                                    --------------
                                         TOTAL U.S. GOVERNMENT OBLIGATIONS
                                         (Cost $89,199,546)                                             89,140,470
                                                                                                    --------------
                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.71%

Financial Insurance          133,783     ACA Capital Holdings, Inc. Series B Convertible (a) (b)         8,333,333       0.71%
                                                                                                    --------------
                                         TOTAL PREFERRED STOCK
                                         (Cost $8,333,333)                                               8,333,333
                                                                                                    --------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 71.66%
Aerospace & Defense          399,481     Herley Industries, Inc. (a)                                     7,877,765       0.67%
                                                                                                    --------------
Agricultural Chemicals     1,026,700     Agrium, Inc. (Canada)                                          16,570,938       1.42%
                                                                                                    --------------
Annuities & Mutual Fund      134,170     Westwood Holdings Group, Inc.                                   2,549,230       0.22%
Management & Sales                                                                                  --------------

Auto Parts                   947,300     Superior Industries International, Inc.                        23,843,541       2.04%
                                                                                                    --------------
Banking                      781,861     NewAlliance Bancshares, Inc.                                   11,626,273       1.00%
                                                                                                    --------------
Cable Television           1,205,700     CommScope, Inc. (a)                                            18,121,671
Equipment                    175,000     Scientific-Atlanta, Inc.                                        5,304,250
                                                                                                    --------------
                                                                                                        23,425,921       2.01%
                                                                                                    --------------
Consumer Products            618,418     JAKKS Pacific, Inc. (a)                                        13,493,881
                             488,499     K-Swiss, Inc. Class A                                          14,777,095
                             702,250     Leapfrog Enterprises, Inc. (a)                                  9,304,813
                             388,700     Russ Berrie & Co., Inc.                                         9,118,902
                                                                                                    --------------
                                                                                                        46,694,691       4.00%
                                                                                                    --------------

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                         THIRD AVENUE SMALL-CAP VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)

                                                                                                                        % OF
                           SHARES        ISSUES                                                          VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Electronics Components       378,200     Advanced Power Technology, Inc. (a)                         $    2,957,524
                             485,400     American Power Conversion Corp.                                 10,324,458
                             307,700     Bel Fuse, Inc. Class B                                          10,212,563
                             359,769     Electronics for Imaging, Inc. (a)                                6,116,073
                             213,584     Hutchinson Technology, Inc. (a)                                  7,539,515
                             529,517     IXYS Corp. (a)                                                   5,173,381
                             441,400     KEMET Corp. (a)                                                  3,729,830
                             568,100     Park Electrochemical Corp.                                      11,106,355
                                                                                                     --------------
                                                                                                         57,159,699       4.90%
                                                                                                     --------------
Energy/Coal                  316,200     Fording Canadian Coal Trust (Canada)                            25,169,520       2.16%
                                                                                                     --------------
Energy Services              243,700     Precision Drilling Corp. (a) (Canada)                           16,620,340
                             261,600     Tidewater, Inc.                                                 10,139,616
                             502,200     Willbros Group, Inc. (a) (Panama)                               10,767,168
                                                                                                     --------------
                                                                                                         37,527,124       3.21%
                                                                                                     --------------
Forest Products & Paper      255,400     Deltic Timber Corp.                                             10,366,686
                           2,142,600     TimberWest Forest Corp. (Canada)                                27,871,500
                                                                                                     --------------
                                                                                                         38,238,186       3.27%
                                                                                                     --------------
Healthcare Services          284,840     AMN Healthcare Services, Inc. (a)                                4,081,757
                             678,431     Cross Country Healthcare, Inc. (a)                              11,234,817
                                                                                                     --------------
                                                                                                         15,316,574       1.31%
                                                                                                     --------------
Holding Companies            934,350     Brascan Corp. Class A (Canada)                                  31,814,618
                           3,111,000     JZ Equity Partners PLC (United Kingdom)                          9,159,492
                             322,650     Leucadia National Corp. (a)                                     11,683,156
                                                                                                     --------------
                                                                                                         52,657,266       4.51%
                                                                                                     --------------
Industrial Equipment         393,100     Alamo Group, Inc.                                               10,322,806
                             216,900     Bandag, Inc.                                                    10,497,960
                             238,900     Lindsay Manufacturing Co.                                        5,427,808
                             493,700     Trinity Industries, Inc.                                        14,934,425
                                                                                                     --------------
                                                                                                         41,182,999       3.53%
                                                                                                     --------------

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                         THIRD AVENUE SMALL-CAP VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                        % OF
                           SHARES        ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Insurance - Multi Line        59,974     E-L Financial Corp., Ltd. (Canada)                          $   16,917,913       1.45%
                                                                                                     --------------
Insurance & Reinsurance      322,900     Arch Capital Group, Ltd. (a) (Bermuda)                          11,860,117
                             135,000     Montpelier RE Holdings, Ltd. (Bermuda)                           5,055,750
                              42,500     Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                      7,472,350
                                                                                                     --------------
                                                                                                         24,388,217       2.09%
                                                                                                     --------------
Life Insurance               179,000     FBL Financial Group, Inc. Class A                                4,977,990
                              50,947     National Western Life Insurance Co. Class A (a)                  8,821,473
                             589,400     The Phoenix Companies, Inc.                                      7,703,458
                                                                                                     --------------
                                                                                                         21,502,921       1.84%
                                                                                                     --------------
Manufactured Housing          75,200     Skyline Corp.                                                    3,047,104       0.26%
                                                                                                     --------------
Media                        120,000     ValueVision Media, Inc. Class A (a)                              1,710,000       0.15%
                                                                                                     --------------
Natural Resources &          187,500     Alexander & Baldwin, Inc.                                        8,625,000
Real Estate                  187,300     Alico, Inc. (a)                                                 10,769,750
                             139,000     Avatar Holdings, Inc. (a)                                        6,677,560
                             268,800     CRT Properties, Inc.                                             6,171,648
                             374,600     Forest City Enterprises, Inc. Class A                           21,711,816
                             140,800     Jones Lang LaSalle, Inc. (a)                                     5,033,600
                             388,100     LNR Property Corp.                                              24,450,300
                             403,200     The St. Joe Co.                                                 27,740,160
                             322,646     Tejon Ranch Co. (a)                                             13,957,666
                             211,300     Trammell Crow Co. (a)                                            3,579,422
                             343,000     Wellsford Real Properties, Inc. (a) (c)                          4,990,650
                                                                                                     --------------
                                                                                                        133,707,572      11.45%
                                                                                                     --------------
Non-Life Insurance - Japan   400,000     Sompo Japan Insurance, Inc. (Japan)                              3,928,278       0.34%
                                                                                                     --------------
Oil & Gas                    574,900     Pogo Producing Co.                                              24,450,497
                             341,100     St. Mary Land and Exploration Co.                               14,670,711
                             894,477     Whiting Petroleum Co. (a)                                       31,235,137
                                                                                                     --------------
                                                                                                         70,356,345       6.03%
                                                                                                     --------------


                                                     [graphic]

                                                THIRD AVENUE TRUST
                                         THIRD AVENUE SMALL-CAP VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                        % OF
                           SHARES        ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pharmaceutical Services      451,345     PAREXEL International Corp. (a)                             $   10,705,903
                             161,615     Pharmaceutical Product Development, Inc. (a)                     6,698,942
                                                                                                     --------------
                                                                                                         17,404,845       1.49%
                                                                                                     --------------
Real Estate Investement      194,000     Origen Financial, Inc.                                           1,552,000       0.13%
Trust                                                                                                --------------

Retail                       365,914     The Dress Barn, Inc. (a)                                         7,003,594
                             456,964     Hollywood Entertainment Corp. (a)                                6,447,762
                             300,000     Kmart Holding Corp. (a) (b)                                     26,841,300
                                                                                                     --------------
                                                                                                         40,292,656       3.45%
                                                                                                     --------------
Securities Brokers,        1,713,021     Instinet Group, Inc. (a)                                        10,552,209       0.90%
Dealers                                                                                              --------------
& Flotation Companies

Semiconductor                280,700     Coherent, Inc. (a)                                               8,421,000
Equipment Manufacturers    1,159,662     Credence Systems Corp. (a)                                       9,277,296
& Related                    867,530     Electro Scientific Industries, Inc. (a)                         15,329,255
                                                                                                     --------------
                                                                                                         33,027,551       2.83%
                                                                                                     --------------
Software                     557,625     Ascential Software Corp. (a)                                     7,979,614
                             319,700     Sybase, Inc. (a)                                                 6,224,559
                             677,438     Synopsys, Inc. (a)                                              11,516,446
                                                                                                     --------------
                                                                                                         25,720,619       2.20%
                                                                                                     --------------
Telecommunications           471,000     Comverse Technology, Inc. (a)                                   10,526,850
Equipment                  1,942,671     Sycamore Networks, Inc. (a)                                      6,721,642
                             498,431     Tellabs, Inc. (a)                                                3,548,829
                                                                                                     --------------
                                                                                                         20,797,321       1.78%
                                                                                                     --------------
Utilities & Utility        1,592,300     Quanta Services, Inc. (a)                                       11,910,404       1.02%
Service Companies                                                                                    --------------


                                         TOTAL COMMON STOCKS
                                         (Cost $565,811,064)                                            836,655,682
                                                                                                     --------------

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                         THIRD AVENUE SMALL-CAP VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                        % OF
                                         ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.09%
Call Options                             Kmart Holding Corp., Strike $13, expires 05/06/05 (b)       $    1,063,264       0.09%
                                         (option to purchase 13,770 shares of Kmart Holding Corp.)   --------------

                                         TOTAL OTHER INVESTMENTS
                                         (Cost $0)                                                        1,063,264
                                                                                                     --------------
                           PRINCIPAL
                           AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 19.50%
Repurchase Agreements    103,815,027     Bear Stearns 2.45%, dated 01/31/05, due 02/01/05 (d)           103,815,027       8.89%
                                                                                                     --------------
U.S. Treasury Bills       50,000,000     U.S. Treasury Bill 2.05%[dagger], due 04/21/05                  49,736,250
                          75,000,000     U.S. Treasury Bill 2.68%[dagger], due 07/21/05                  74,067,300
                                                                                                     --------------
                                                                                                        123,803,550      10.61%
                                                                                                     --------------
                                         TOTAL SHORT TERM INVESTMENTS
                                         (Cost $227,672,571)                                            227,618,577
                                                                                                     --------------
                                         TOTAL INVESTMENT PORTFOLIO - 99.62%
                                         (Cost $891,016,514)                                          1,163,175,049
                                                                                                     --------------
                                         OTHER ASSETS LESS
                                         LIABILITIES - 0.38%                                              4,444,007
                                                                                                     --------------
                                         NET ASSETS - 100.00%                                        $1,167,619,056
                                         (Applicable to 52,718,926                                   ==============
                                         shares outstanding)

                                         NET ASSET VALUE PER SHARE                                           $22.15
                                                                                                             ======



Notes:
(a) Non-income producing securities.
(b) Restricted / fair valued securities.
(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Repurchase agreement collateralized by:
    U.S. Treasury Inflation-Indexed Bonds, par value $87,515,000 matures 01/15/12, value $106,820,593.
[dagger]   Annualized yield at date of purchase.



Country Concentration

                    % of
                 Net Assets
                ------------
United States      83.93
Canada             11.56
Bermuda             2.09
Panama              0.92
United Kingdom      0.78
Japan               0.34
                 -------
Total              99.62
                 =======

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                        THIRD AVENUE REAL ESTATE VALUE FUND
                                             PORTFOLIO OF INVESTMENTS
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                    PRINCIPAL                                                                                           % OF
                    AMOUNT (+)/UNITS     ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 1.66%
Real Estate Operating        400,000     Forest City Enterprises, Inc., $25 par, 7.375%,
Companies                    (notes)     due 02/01/34                                                $   10,280,000
  (Canadian Dollars)+      6,666,600     Sterling Centrecorp Inc., 8.50%,
                                         due 12/31/09 (b) (Canada)                                        4,835,736
                                                                                                     --------------
                                                                                                         15,115,736       0.72%
                                                                                                     --------------
Retail                       523,563     Frank's Nursery & Crafts, Inc. Trade Claims (a) (b)                523,563
                           7,526,987     Frank's Nursery & Crafts, Inc. Post-Petition Loan 10.15%,
                                         due 05/21/05 (b)                                                 7,526,987
                           4,000,000     Pathmark Stores, Inc. 8.75%, due 02/01/12                        3,845,000
                          10,000,000     Winn-Dixie Stores, Inc., 8.181%, due 09/01/24                    7,856,250
                                                                                                     --------------
                                                                                                         19,751,800       0.94%
                                                                                                     --------------
                                         TOTAL CORPORATE DEBT INSTRUMENTS
                                         (Cost $33,704,564)                                              34,867,536
                                                                                                     --------------
                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.77%
Real Estate Investment       246,200     CRT Properties Inc. 8.50%                                        6,537,841
Trusts                       125,000     RAIT Investment Trust 7.75%                                      3,137,500
                             250,000     RAIT Investment Trust 8.375%                                     6,335,000
                                                                                                     --------------
                                                                                                         16,010,341       0.77%
                                                                                                     --------------
                                         TOTAL PREFERRED STOCK
                                         (Cost $15,530,000)                                              16,010,341
                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 75.72%
Assisted Living Facilities    25,571     CareMatrix Corp. (a) (b)                                                --       0.00%
                                                                                                     --------------
Diversified Financial        774,000     Guoco Group Ltd. (Hong Kong)[double dagger]                      7,814,523
Services                      22,223     Imperial Credit Industries, Inc. Warrants (a) (b)                       --
                                                                                                     --------------
                                                                                                          7,814,523       0.37%
                                                                                                     --------------
Homebuilders                 434,690     Avatar Holdings, Inc. (a) (c)                                   20,882,508
                             273,040     Brookfield Homes Corp.                                           9,747,528
                                                                                                     --------------
                                                                                                         30,630,036       1.46%
                                                                                                     --------------
Hotels                       714,100     Fairmont Hotels and Resorts, Inc. (Canada)                      22,301,343       1.07%
                                                                                                     --------------


                                                     [graphic]

                                                THIRD AVENUE TRUST
                                        THIRD AVENUE REAL ESTATE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                        % OF
                           SHARES        ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Natural Resources             85,200     Deltic Timber Corp.                                        $    3,458,268       0.17%
                                                                                                    --------------
Real Estate Investment     1,179,000     Acadia Realty Trust                                            18,934,740
Trusts                     1,486,200     Affordable Residential Communities, Inc.                       18,904,464
                           2,614,200     American Financial Realty Trust                                39,343,710
                             385,398     American Land Lease, Inc. (c)                                   8,948,942
                             426,500     Anthracite Capital, Inc.                                        5,113,735
                             612,600     Associated Estates Realty Corp.                                 5,978,976
                             388,400     Capital Lease Funding, Inc.                                     4,847,232
                           4,750,349     Catellus Development Corp.                                    127,404,360
                           1,057,469     CRIIMI Mae, Inc. (a)                                           17,078,124
                             482,100     CRT Properties Inc.                                            11,069,016
                           1,430,850     Falcon Financial Investment Trust (c)                          10,731,375
                             551,300     First Potomac Realty Trust                                     11,825,385
                             938,200     One Liberty Properties, Inc. (c)                               17,966,530
                             521,200     Prime Group Realty Trust (a)                                    3,325,256
                           2,101,502     ProLogis                                                       80,151,286
                           1,514,400     PS Business Parks, Inc. (c)                                    63,907,680
                             255,800     RAIT Investment Trust                                           6,638,010
                             312,199     Sizeler Property Investments, Inc.                              3,637,118
                           1,295,400     Vornado Realty Trust                                           89,563,956
                                                                                                    --------------
                                                                                                       545,369,895      26.06%
                                                                                                    --------------
Real Estate                  800,500     Jones Lang LaSalle, Inc. (a)                                   28,617,875
Management                24,894,000     Midland Realty Holdings, Ltd. (Hong Kong)                      12,128,002
                              11,609     Savills PLC (United Kingdom)                                      113,859
                           2,079,950     Trammell Crow Co. (a) (c)                                      35,234,353
                                                                                                    --------------
                                                                                                        76,094,089       3.64%
                                                                                                    --------------


                                                     [graphic]

                                                THIRD AVENUE TRUST
                                        THIRD AVENUE REAL ESTATE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                        % OF
                           SHARES        ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating          5,000     Atlantic American Realty Capital Advisors, Inc. (a) (b)    $      500,000
Companies                  2,811,373     Brascan Corp. Class A (Canada)                                 95,727,251
                           2,516,552     British Land Co. PLC (United Kingdom)                          40,867,449
                           1,620,800     Brookfield Properties Corp. (Canada)                           59,159,200
                             510,000     Consolidated-Tomoka Land Co. (c)                               23,587,500
                             893,882     Derwent Valley Holdings PLC (United Kingdom) (a)               18,377,023
                             966,500     First Capital Realty, Inc. (Canada)                            15,306,649
                           2,704,200     Forest City Enterprises, Inc. Class A (c)                     156,735,432
                           6,880,400     Killam Properties, Inc. (a) (c) (Canada)                       12,421,597
                           1,074,129     Liberty International PLC (United Kingdom)                     19,651,542
                           1,955,200     LNR Property Corp. (c)                                        123,177,600
                           1,216,544     Quintain Estates & Development PLC (United Kingdom)            13,033,007
                             108,000     Sterling Centrecorp, Inc. (a) (Canada)                            113,157
                             108,000     Sterling Centrecorp, Inc. Warrants (a) (b) (Canada)                39,866
                             401,039     Tejon Ranch Co. (a)                                            17,348,947
                           2,878,200     The St. Joe Co.                                               198,020,160
                           2,000,000     Thomas Properties Group, Inc. (a) (c)                          25,140,000
                           3,960,000     Unite Group PLC (United Kingdom)                               22,929,893
                             827,550     Wellsford Real Properties, Inc. (a) (c)                        12,040,853
                                                                                                    --------------
                                                                                                       854,177,126      40.81%
                                                                                                    --------------
Retail                       131,904     Frank's Nursery & Crafts, Inc. (a)                                 98,928
                           1,480,263     Frank's Nursery & Crafts, Inc. Warrants, Strike $1.14 (a) (b)          --
                           1,256,281     Frank's Nursery & Crafts, Inc. Warrants, Strike $1.99 (a) (b)          --
                             500,000     Kmart Holding Corp. (a) (b)                                    44,735,500
                                                                                                    --------------
                                                                                                        44,834,428       2.14%
                                                                                                    --------------
                                         TOTAL COMMON STOCKS AND WARRANTS
                                         (Cost $1,160,336,010)                                       1,584,679,708
                                                                                                    --------------


                                                     [graphic]

                                                THIRD AVENUE TRUST
                                        THIRD AVENUE REAL ESTATE VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                        % OF
                                         ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.09%
Call Options                             Kmart Holding Corp., Strike $13, expires 05/06/05 (b)
                                         (option to purchase 22,951 shares of Kmart Holding Corp.)   $    1,772,184       0.09%
                                                                                                     --------------
Put Options                              Winn-Dixie Stores, Inc., Strike $5, expires 01/21/06
                                         (option to sell 50,000 shares of Winn-Dixie Stores, Inc.)          103,750       0.00%
                                                                                                     --------------
                                         TOTAL OTHER INVESTMENTS
                                         (Cost $89,759)                                                   1,875,934
                                                                                                     --------------
                          PRINCIPAL
                          AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 21.88%
Repurchase Agreements    258,492,648     Bear Stearns 2.45%, dated 01/31/05, due 02/01/05 (d)           258,492,648      12.35%
                                                                                                     --------------
U.S. Treasury Bills      100,000,000     U.S. Treasury Bill 2.16%[dagger], due 02/24/05                  99,863,999
                         100,000,000     U.S. Treasury Bill 2.25%[dagger], due 03/24/05 (e)              99,687,008
                                                                                                     --------------
                                                                                                        199,551,007       9.53%
                                                                                                     --------------
                                         TOTAL SHORT TERM INVESTMENTS
                                         (Cost $458,043,655)                                            458,043,655
                                                                                                     --------------
                                         TOTAL INVESTMENT PORTFOLIO - 100.12%
                                         (Cost $1,667,703,988)                                        2,095,477,174
                                                                                                     --------------
                                         LIABILITIES IN EXCESS OF
                                         OTHER ASSETS - (0.12%)                                          (2,499,976)
                                                                                                     --------------
                                         NET ASSETS - 100.00%                                        $2,092,977,198
                                         (Applicable to 79,404,567                                   ==============
                                         shares outstanding)

                                         NET ASSET VALUE PER SHARE                                           $26.36
                                                                                                             ======



 Notes:

(a) Non=income producing securities.
(b) Restricted / fair valued securities.
(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
(d) Repurchase agreements collateralized by:
    U.S. Treasury Inflation-Indexed Bonds, par value $248,660,000 matures 07/15/13, value $265,985,006.
(e) Portion segregated for future fund commitments.
 *  Issuer in default.
[dagger]         Annualized yield at date of purchase.
 +  Denominated in U.S. Dollars unless otherwise noted.
[double dagger]  Incorporated in Bermuda.


Country Concentration

                 % of
              Net Assets
              ----------
United States      83.64
Canada             10.03
United Kingdom      5.49
Hong Kong           0.96
                 -------
Total             100.12
                 =======

                                                     [graphic]

                                                THIRD AVENUE TRUST
                                       THIRD AVENUE INTERNATIONAL VALUE FUND
                                             PORTFOLIO OF INVESTMENTS
                                                AT JANUARY 31, 2005

                                                    (UNAUDITED)


                           PRINCIPAL                                                                                     % OF
                           AMOUNT (+)    ISSUES                                                         VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 6.32%
U.S. Treasury Note        50,000,000     U.S. Treasury Note 1.625%, due 10/31/05                     $   49,566,450       6.32%
                                                                                                     --------------
                                         TOTAL U.S. GOVERNMENT OBLIGATIONS
                                         (Cost $49,562,753)                                              49,566,450
                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 7.60%
Foreign Government Obligations
   (Canadian Dollar)+     22,700,000     Canadian T-Bill, 2.76%, due 10/06/05                            17,977,961
   (New Zealand Dollar)+  26,003,000     New Zealand Government, 6.50%, due 02/15/05                     18,491,985
   (Norwegian Kroner)+   148,600,000     Norwegian T-Bill, 1.90%, due 09/21/05                           23,122,962
                                                                                                     --------------
                                                                                                         59,592,908       7.60%
                                                                                                     --------------
                                         TOTAL BONDS
                                         (Cost $59,354,440)                                              59,592,908
                                                                                                     --------------
                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 56.24%
Advertising                  401,000     Asatsu-DK, Inc. (Japan)                                         11,667,005       1.49%
                                                                                                     --------------
Agriculture                  300,400     Agrium, Inc. (Canada)                                            4,848,456
                             226,952     Cresud SACIFYA ADR (Argentina)                                   3,399,741
                                                                                                     --------------
                                                                                                          8,248,197       1.05%
                                                                                                     --------------
Building & Construction      127,500     Fomento de Construcciones y Contratas S.A. (Spain)                6,199,325
Products/Services             82,342     Imerys SA (France)                                               6,880,259
                                                                                                     --------------
                                                                                                         13,079,584       1.67%
                                                                                                     --------------
Corporate Services        10,852,000     Boardroom, Ltd. (c) (Singapore)                                  2,983,869       0.38%
                                                                                                     --------------
Diversified Operations       206,567     Hal Trust (Netherlands)*                                         8,953,193
                           2,401,200     Hutchison Whampoa, Ltd. (Hong Kong)                             21,857,357
                             175,000     Investor AB Class A (Sweden)                                     2,160,370
                                                                                                     --------------
                                                                                                         32,970,920       4.20%
                                                                                                     --------------
Electronics                  214,100     Futaba Corp. (Japan)                                             5,484,172
                           1,203,500     Nichion Corp. (Japan)                                           15,157,900
                                                                                                     --------------
                                                                                                         20,642,072       2.63%
                                                                                                     --------------
Energy/Coal                   65,000     Fording Canadian Coal Trust (Canada)                             5,174,000
                             522,700     Westshore Terminals Income Fund (Canada)                         5,223,840
                                                                                                     --------------
                                                                                                         10,397,840       1.33%
                                                                                                     --------------


                                                     [graphic]

                                                THIRD AVENUE TRUST
                                       THIRD AVENUE INTERNATIONAL VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                            % OF
                           SHARES        ISSUES                                                             VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Energy/Services              541,400     Farstad Shipping ASA (Norway)                               $    6,604,258
                             178,872     Compagnie Generale de Geophyisque SA (a) (France)               13,616,973
                             555,800     Smedvig ASA Class A (Norway)                                     9,360,658
                                                                                                     --------------
                                                                                                         29,581,889       3.77%
                                                                                                     --------------
Engineering/Construction     865,800     Aker Kvaerner ASA (a) (Norway)                                  24,938,638
                           4,138,100     Siem Offshore (Norway) (a)                                      23,578,361
                                                                                                     --------------
                                                                                                         48,516,999       6.18%
                                                                                                     --------------
Food & Beverage           10,106,000     Del Monte Pacific, Ltd. (Singapore)[double dagger]               4,137,248
                          27,726,000     Vitasoy International Holdings, Ltd. (Hong Kong)                 7,909,121
                                                                                                     --------------
                                                                                                         12,046,369       1.54%
                                                                                                     --------------
Forest Products & Paper    1,138,800     Canfor Corp. (a) (Canada)                                       14,272,287
                          16,155,615     Rubicon, Ltd. (a) (c) (New Zealand)                             11,948,645
                                                                                                     --------------
                                                                                                         26,220,932       3.34%
                                                                                                     --------------
Holding Companies            928,300     Guoco Group, Ltd. (Hong Kong)*                                   9,372,380
                             685,000     JZ Equity Partners PLC (United Kingdom)                          2,016,796
                               1,420     Pargesa Holding AG (Switzerland)                                 4,969,104
                                                                                                     --------------
                                                                                                         16,358,280       2.08%
                                                                                                     --------------
IT Services                  121,590     Cap Gemini SA (a) (France)                                       3,938,670       0.50%
                                                                                                     --------------
Insurance                  8,384,712     BRIT Insurance Holdings PLC (United Kingdom)                    12,691,170
                               4,291     E-L Financial Corp., Ltd. (Canada)                               1,210,437
                                 140     Millea Holdings, Inc. (Japan)                                    1,935,141
                           1,481,200     Skandia Forsakrings AB (Sweeden) (a)                             7,674,556
                             285,000     Sompo Japan Insurance, Inc. (Japan)                              2,798,898
                                                                                                     --------------
                                                                                                         26,310,202       3.35%
                                                                                                     --------------
Metals & Mining            1,846,400     Dundee Precious Metals, Inc. Class A (a) (Canada)               10,788,958
                             310,800     Noranda, Inc. (Canada)                                           5,243,196
                          11,451,289     Zinifex Ltd. (a) (Australia)                                    24,492,632
                                                                                                     --------------
                                                                                                         40,524,786       5.17%
                                                                                                     --------------
Other Financial              250,000     Banco Latinoamericano de Exportaciones, S.A. (Panama)            5,510,000
                             351,700     Oslo Bors Holding ASA (c) (Norway)                              15,500,098
                                                                                                     --------------
                                                                                                         21,010,098       2.68%
                                                                                                     --------------


                                                     [graphic]

                                                THIRD AVENUE TRUST
                                       THIRD AVENUE INTERNATIONAL VALUE FUND
                                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                AT JANUARY 31, 2005
                                                    (UNAUDITED)


                                                                                                                        % OF
                           SHARES        ISSUES                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Real Estate                5,834,000     Bil International, Ltd. (Singapore)                         $    3,992,472
                          10,886,000     Liu Chong Hing Investment, Ltd. (Hong Kong)                      9,002,000
                                                                                                     --------------
                                                                                                         12,994,472       1.66%
                                                                                                     --------------
Securities Brokerage      32,994,000     Hotung Investment Holdings, Ltd. (a) (Singapore)                 2,804,490
                             652,300     Ichiyoshi Securities Co., Ltd. (Japan)                           6,034,035
                                                                                                     --------------
                                                                                                          8,838,525       1.13%
                                                                                                     --------------
Software                   1,600,617     GEAC Computer Corp., Ltd. (a) (Canada)                          12,964,901       1.65%
                                                                                                     --------------
Telecommunications         4,006,176     Telecom Corp. of New Zealand, Ltd. (New Zealand)                17,549,816       2.24%
                                                                                                     --------------
Transportation            24,585,300     Chuan Hup Holdings, Ltd. (Singapore)                            10,139,972
                             288,200     Ganger Rolf ASA (Norway)                                        11,748,916
                             447,300     Golar LNG, Ltd. (a) (Norway)                                     6,054,822
                           4,007,000     Noble Group, Ltd. (Singapore)*                                   3,721,520
                          16,718,561     Toll NZ, Ltd. (a) (c) (New Zealand)                             32,695,909
                                                                                                     --------------
                                                                                                         64,361,139       8.20%
                                                                                                     --------------
                                         TOTAL COMMON STOCKS
                                         (Cost $316,009,253)                                            441,206,565
                                                                                                     --------------
                          PRINCIPAL
                          AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 27.87%
Repurchase Agreements     94,668,900     Bear Stearns 2.45%, dated 01/31/05, due 02/01/05 (b)            94,668,900      12.07%
                                                                                                     --------------
U.S. Treasury Bills       75,000,000     U.S. Treasury Bill 2.41%[dagger], due 04/28/05                 74,565,525
                          50,000,000     U.S. Treasury Bill 2.69%[dagger], due 07/21/05                  49,378,200
                                                                                                     --------------
                                                                                                        123,943,725      15.80%
                                                                                                     --------------
                                         TOTAL SHORT TERM INVESTMENTS
                                         (Cost $218,630,716)                                            218,612,625
                                                                                                     --------------
                                         TOTAL INVESTMENT PORTFOLIO - 98.03%
                                         (Cost $643,557,162)                                            768,978,548
                                                                                                     --------------
                                         OTHER ASSETS LESS
                                         LIABILITIES - 1.97%                                             15,440,639
                                                                                                     --------------
                                         NET ASSETS - 100.00%                                        $  784,419,187
                                         (Applicable to 42,194,567                                   ==============
                                         shares outstanding)

                                         NET ASSET VALUE PER SHARE                                           $18.59
                                                                                                             ======

                                   [graphic]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2005
                                   (UNAUDITED)

 Notes:

(a) Non-income producing securities.
(b) Repurchase agreement collateralized by:
    U.S. Treasury Inflation Indexed Bonds, par value $79,805,000, matures 01/15/12, value $97,409,786.
(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
ADR:American Depository Receipt.
[dagger]  Annualized yield at date of purchase.
 +  Denominated in foreign currency as noted.
 *  Incorporated in Bermuda.
[double dagger]  Incorporated in British Virgin Islands.



Country Concentration

                     % of
                  Net Assets
                  ----------
United States #    34.19
Norway             15.41
New Zealand        10.29
Canada              9.91
Hong Kong           6.14
Japan               5.49
Singapore           3.54
Austrailia          3.12
France              3.12
United Kingdom      1.88
Sweden              1.25
Netherlands         1.14
Spain               0.79
Panama              0.70
Switzerland         0.63
Argentina           0.43
                --------
Total              98.03
                ========

# Comprised of cash equivalents.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):     Third Avenue Trust
                  ------------------

By:               /s/ David M. Barse
                  -------------------------

Name:             David M. Barse
                  --------------

Title:            Principal Executive Officer
                  ---------------------------

Date:             March 28, 2005
                  --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant):     Third Avenue Trust
                  ------------------

By:               /s/ David M. Barse
                  --------------------------

Name:             David M. Barse
                  --------------

Title:            Principal Executive Officer
                  ---------------------------

Date:             March 28, 2005
                  --------------

By:               /s/ Vincent Dugan
                  ---------------------------

Name:             Vincent Dugan
                  -------------

Title:            Principal Financial Officer
                  ---------------------------

Date:             March 28, 2005
                  --------------